Document and Entity Information	12 Months Ended
	Dec. 31, 2011	Apr. 20, 2012 Class A ordinary shares	Apr. 20, 2012 Class B ordinary shares
Entity Registrant Name	Renren Inc.
Entity Central Index Key	0001509223
Document Type	20-F
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		775,870,790	405,388,450
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY